                          VAN KAMPEN SENIOR LOAN FUND

                     SUPPLEMENT DATED MARCH 11, 2005 TO THE
                       PROSPECTUS DATED FEBRUARY 18, 2005

     The prospectus is hereby supplemented as follows:

          (1) The second sentence of the sub-section entitled "SENIOR DEBT SECURITIES" in the section of the prospectus entitled "INVESTMENT OBJECTIVE AND POLICIES--TYPES OF SENIOR LOAN INVESTMENTS" is hereby deleted and replaced with the following:

               The Fund will only purchase senior debt securities if (i) the senior debt securities represent the only form of senior debt financing of the Borrower or (ii) the senior debt securities are pari passu with other Senior Loans in the capital structure of a Borrower with respect to collateral.

          (2) The second sentence of the sub-section entitled "EXCHANGE PRIVILEGE" in the section of the prospectus entitled "PURCHASE OF SHARES--OTHER PURCHASE PROGRAMS" is hereby deleted and replaced with the following:

               Class A Shares, Class B Shares and Class C Shares of the Fund may be exchanged for shares of the same class of any Participating Fund, and Class IB Shares and Class IC Shares of the Fund may be exchanged for Class A Shares of any Participating Fund (other than the Fund), based on the net asset value per share of each fund determined on the Fund's next repurchase pricing date, after the Fund makes a repurchase pursuant to a repurchase offer, without any sales charge, subject to certain limitations.

          (3) The sub-section entitled "DIVIDEND DIVERSIFICATION" in the section of the prospectus entitled "PURCHASE OF SHARES--OTHER PURCHASE PROGRAMS" is hereby deleted in its entirety and replaced with the following:

               DIVIDEND DIVERSIFICATION. A Class A, Class B or Class C shareholder may elect, by completing the appropriate section of the account application form or by calling (800) 847-2424 ((800) 421-2833 for the hearing impaired), to have all dividends and capital gain dividends paid on such class of Shares of the Fund invested into shares of the same class of any of the Participating Funds so long as the investor has a pre-existing account for such class of shares of the other fund. A Class IB or Class IC shareholder may elect (or may modify a prior election), by completing the appropriate section of the account application form or by calling (800) 847-2424 ((800) 421-2833 for the hearing impaired), to have all dividends and capital gain dividends paid on such class of Shares of the Fund invested into Class A Shares of any of the Participating Funds (other than the Fund) so long as the investor has a pre-existing account for such class of shares of the other fund. A Class IB or Class IC shareholder who prior to February 18, 2005 elected to utilize dividend diversification with respect to former Class B Shares (now Class IB Shares) or former Class C Shares (now Class IC Shares) of the Fund will have all dividends and capital gain dividends paid on such class of Shares of the Fund invested into the class of shares of the Participating Fund previously designated by such shareholder, unless such shareholder changes his or her election (the method of which is described above). Both accounts must be of the same type, either non-retirement or retirement. If the accounts are retirement accounts, they must both be of the same type of retirement plan (e.g. IRA, 403(b)(7), 401(k), Money Purchase and Profit Sharing Keogh plans) and for the benefit of the same individual. If a qualified, pre-existing account does not exist, the shareholder must establish a new account subject to any requirements of the Participating Fund into which distributions will be invested. Distributions are invested into the selected Participating Fund, provided that shares of such Participating Fund are available for sale, at its net asset value per share as of the payable date of the distribution from the Fund.

          (4) The second to last sentence of the seventh paragraph under the sub-section of the prospectus entitled "REPURCHASE OF SHARES--REPURCHASE OFFERS BY THE FUND" is hereby deleted and replaced with the following:

               Class A Shares, Class B Shares and Class C Shares of the Fund must be held through an authorized dealer.

          (5) The second and third sentences of the sub-section of the prospectus entitled "SHAREHOLDER SERVICES--EXCHANGE PRIVILEGE" are hereby deleted and replaced with the following:

               Tendering shareholders may elect to receive, in lieu of cash, the proceeds from the tender and repurchase of Class IB Shares and Class IC Shares of the Fund in Class A Shares of any Participating Fund (other than the Fund), subject to certain limitations. The exchange takes place without any sales charge, at the net asset value per share of each fund determined on the Fund's next repurchase pricing date, after the Fund makes a repurchase pursuant to a repurchase offer.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    SLF SPT 3/05
                                                                     65025SPT-01

                          VAN KAMPEN SENIOR LOAN FUND

                     SUPPLEMENT DATED MARCH 11, 2005 TO THE
          STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 18, 2005

     The Statement of Additional Information is hereby supplemented as follows:

     (1) The sub-section of the Statement of Additional Information entitled "SHAREHOLDER SERVICES--DIVIDEND DIVERSIFICATION" is hereby deleted in its entirety and replaced with the following:

DIVIDEND DIVERSIFICATION

     A Class A, Class B or Class C shareholder may elect, by completing the appropriate section of the account application form or by calling (800) 847-2424 ((800) 421-2833 for the hearing impaired), to have all dividends and capital gain dividends paid on such class of Shares of the Fund invested into shares of the same class of any of the Participating Funds (as defined in the Prospectus) so long as the investor has a pre-existing account for such class of shares of the other fund. A Class IB or Class IC shareholder may elect (or may modify a prior election), by completing the appropriate section of the account application form or by calling (800) 847-2424 ((800) 421-2833 for the hearing impaired), to have all dividends and capital gain dividends paid on such class of Shares of the Fund invested into Class A Shares of any of the Participating Funds (other than the Fund) so long as the investor has a pre-existing account for such class of shares of the other fund. A Class IB or Class IC shareholder who prior to February 18, 2005 elected to utilize dividend diversification with respect to former Class B Shares (now Class IB Shares) or former Class C Shares (now Class IC Shares) of the Fund will have all dividends and capital gain dividends paid on such class of Shares of the Fund invested into the class of shares of the Participating Fund previously designated by such shareholder, unless such shareholder changes his or her election (the method of which is described above). Both accounts must be of the same type, either non-retirement or retirement. If the accounts are retirement accounts, they must both be of the same type of retirement plan (e.g. IRA, 403(b)(7), 401(k), Money Purchase and Profit Sharing Keogh plans) and for the benefit of the same individual. If a qualified, pre-existing account does not exist, the shareholder must establish a new account subject to any requirements of the Participating Fund into which distributions will be invested. Distributions are invested into the selected Participating Fund, provided that shares of such Participating Fund are available for sale, at its net asset value per share as of the payable date of the distribution from the Fund.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    SLF SAI 3/05
                                                                     65025SPT-01